Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Schedule of Inventories
	December 31
	2023	2022
Raw materials	261,192	284,028
Finished goods	3,276	20,791
Total	264,468	304,823